Supplement to the
Fidelity's Broadly Diversified International Equity Funds
December 30, 2021
Prospectus

William Kennedy no longer serves as lead portfolio manager of Fidelity® Worldwide Fund.

IBD-22-01 1.474896.146	April 29, 2022

Supplement to the
Fidelity® Worldwide Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2021
Prospectus

William Kennedy no longer serves as lead portfolio manager of the fund.

AWLD-22-01 1.899555.120	April 29, 2022